FINANCE LEASE (Tables)	12 Months Ended
Jun. 30, 2026
Finance Lease
SCHEDULE OF FINANCE LEASE RIGHT-OF-USE ASSETS

The following table provides a reconciliation of the carrying amounts of finance lease right-of-use assets for the years ended June 30, 2025 and 2026:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Carrying value at the beginning of the year	17,623	17,855	110
Addition	5,711	137	1
Depreciation expense of right-of-use assets	(5,479)	(6,033)	(37)
Carrying value at the end of the year	17,855	11,959	74

SCHEDULE OF FINANCE LEASE LIABILITIES

The Company recognizes finance lease liabilities in accordance with IFRS 16, which are measured at the present value of future lease payments. The following table provides a reconciliation of the carrying amounts of finance lease liabilities for the years ended June 30, 2025 and 2026:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Balance at the beginning of the year	17,686	18,513	114
Addition	5,614	137	1
Interest expense accrued	171	160	1
Payments of lease liabilities	(4,958)	(5,516)	(34)
Balance at the end of the year	18,513	13,294	82

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER FINANCE LEASE

The following is a schedule of future minimum lease payments under finance lease agreements as of June 30, 2026:

Years ending June 30,	JPY’000
2027	4,300
2028	2,817
2029	5,700
2030	718
Total undiscounted lease payments	13,535
Less: imputed interest	(241)
Present value of finance lease liabilities	13,294

SCHEDULE OF FINANCE LEASE PROFIT AND LOSS AND COMPREHENSIVE INCOME

The following are the amounts recognized in consolidated statements of profit or loss and comprehensive income:

	As of June 30,
	2024	2025	2026	2026
	JPY’000	JPY’000	JPY’000	US$’000
Depreciation expense of finance lease right-of-use assets	4,166	5,479	6,033	37
Interest expense on finance lease liabilities	119	171	160	1